UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05833

T. Rowe Price Global Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual REPORT
December 31, 2022
Institutional Emerging Markets
Bond Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
T. ROWE PRICE Institutional Emerging Markets Bond Fund
HIGHLIGHTS
The Institutional Emerging Markets Bond Fund outperformed its benchmark while underperforming its Lipper peer group for the 12 months ended December 31, 2022.
The fund’s country allocation decisions were beneficial, while security selection detracted from relative performance.
The portfolio remains underweight lower-yielding markets that provide limited relative value, such as Malaysia and Saudi Arabia, in favor of higher-yielding countries that we believe offer better opportunities for risk-adjusted return, including Ivory Coast and the Dominican
Republic.
As overwhelmingly negative sentiment pushed fundamentally sound assets to excessively cheap levels, we added risk where opportuni-
ties presented themselves, though we remain mindful of ongoing risks faced by the lowest-quality issuers in the market.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.
T. ROWE PRICE Institutional Emerging Markets Bond Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in
2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and
corporate earnings growth.
Double-digit losses were common in equity markets around
the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable
margin as equity investors turned risk averse and as rising
rates put downward pressure on growth stock valuations.
Emerging markets stocks generally underperformed shares in
developed markets. Meanwhile, the U.S. dollar strengthened
versus most currencies during the period, which weighed on
returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot,
gaining more than 60% as oil prices jumped in response to
Russia’s invasion of Ukraine and concerns over commodity
supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors
throughout the period, although there were signs that price
increases were moderating by year-end. November’s consumer
price index data showed headline inflation rising 7.1% on a
12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central
banks tightened monetary policy, and investors focused on
communications from central bank officials on how high
rates would have to go. The Fed, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25%
to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury
yield curve as the Fed tightened monetary policy, with the
yield on the benchmark 10-year U.S. Treasury note climbing
from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred
during the period as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering
its worst year on record. (Bond prices and yields move in
opposite directions.)
As the period came to an end, the economic backdrop
appeared mixed. Although manufacturing gauges have drifted
toward contraction levels, the U.S. jobs market remained
resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid
rising mortgage rates.
The past year has been a trying time for investors as few
sectors remained untouched by the broad headwinds that
markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth.
However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in
most global equity markets have improved markedly, although
U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most
attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President
T. ROWE PRICE Institutional Emerging Markets Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide high income and capital
appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Institutional Emerging Markets Bond Fund returned
-17.39% for the 12 months ended December 31, 2022,
outperforming the benchmark J.P. Morgan Emerging Markets
Bond Index Global Diversified while underperforming the
Lipper peer group average. ( Past performance cannot guarantee future results .)
What factors influenced the fund’s performance?
Stubbornly high inflation, global central bank tightening,
political uncertainty in some countries, and the war between
Russia and Ukraine all contributed to a challenging investment environment. During the first half of 2022, U.S. Treasury yields increased significantly. As expectations increased for higher rates, gross domestic product growth forecasts were reduced, dragging down investors' tolerance for risk. This caused credit spreads to notably widen. (Credit spreads measure the
additional yield that investors demand to hold a bond with
credit risk compared with a high-quality government security with a comparable maturity.) Late in the year, indications that the U.S. Federal Reserve's aggressive rate hikes could be
effectively reducing inflation bolstered investor risk sentiment.
The fund’s country allocation decisions added to relative
returns, driven by our significant underweight to Russia and lack of exposure to Belarus. Russia's invasion of Ukraine (with
Belarus's support) was met with heavy economic sanctions,
and the two countries' assets were removed from major indices at a price of zero. We eliminated our small Russian holdings early in the period. Our out-of-benchmark holdings in
Venezuela advanced due to small volumes changing hands at
modestly higher prices, higher oil prices, and some easing of restrictions on the country's oil sector.
Positioning among frontier countries was largely positive.
Overweight or out-of-benchmark positions in high yield, high-
conviction, fundamentally well-anchored countries—such as
Oman, Ivory Coast, the Bahamas, Angola, and Vietnam—
added materially.
Conversely, our underweight allocation to Turkey was a drag
on relative results. The higher-yielding sovereign held in
relatively well as the government's unconventional program to protect savings deposits from large currency fluctuations has stemmed hard currency outflows at a manageable level.
Additional support in the form of foreign currency asset-level restrictions for corporations seeking loans kept the lira
relatively stable.
The fund's security selection, however, was negative in
aggregate, driven by exposure to issuers in the China property sector, such as Shimao, Country Garden, and Times China.
The real estate sector was dragged lower by concerns of
tightening domestic regulatory and financial conditions and
distress in the most heavily indebted areas of the Chinese
property sector. Within China, our underweight exposure to
highly defensive sovereign and quasi-sovereign issues also
weighed on relative returns during periods of extreme risk
aversion. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Our selection of longer-maturity and euro-denominated issues in Romania detracted from relative performance. High
inflation and concerns about a European energy crisis weighed on the country. Euro-denominated issues further
underperformed amid U.S. dollar strength.
In Mexico, however, our higher-yielding quasi-sovereigns—
Petroleos Mexicanos and Mexico City Airport Trust—
benefited from increased oil prices, recovering tourism, and sovereign support. A lack of exposure to the more duration-
sensitive Mexican sovereign generated outperformance as well.
(Duration measures a bond’s sensitivity to changes in interest rates.) Our selection of corporate issuers also aided results, led by shorter-duration issues from high-quality Cometa Energia
and BBVA Bancomer along with a perpetual issue from Banco
Mercantil de Norte.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Institutional Emerging Markets
Bond Fund 5.22% -17.39%
J.P. Morgan Emerging Markets
Bond Index Global Diversified 3.17 -17.78
Lipper Emerging Market Hard
Currency Debt Funds Average 4.01 -14.81
T. ROWE PRICE Institutional Emerging Markets Bond Fund

The fund’s slight exposure to emerging market (EM)
currencies was a marginal contributor to performance. Our
exposure to Chilean local government bonds was positive.
Chilean sovereigns gained amid increased prices for its chief export, copper, following China's announced easing of COVID
restrictions that bolstered investor optimism. Our exposure to euro-denominated government bonds was a slight drag in the
face of a strong U.S. dollar.
How is the fund positioned?
At the country level, we see both idiosyncratic risks and
opportunities. As overwhelmingly negative sentiment pushed
fundamentally sound assets to excessively cheap levels, we
added risk where opportunities presented themselves, though
we are more mindful of risks posed by the lowest-quality
issuers in the market. We see opportunity in select frontiers that our research platform views as default remote and
fundamentally well anchored. Issuers such as Ivory Coast,
Dominican Republic, and Senegal, that in our view, offer
attractive yields with the potential for high returns. While still a meaningful overweight, we have trimmed our positions in
Mexico after an extended period of solid performance. We are also buying into improved valuations in institutionally sound mainstream markets, such as Colombia, India, and Chile.
Due to risks associated with their war, we eliminated our small
Russian holdings and moved to underweight Ukraine. We also
moved further underweight China. Despite the potential for a pickup in growth following a COVID reopening, tensions
between the U.S. and China escalated, with new export
controls on semiconductors. Due to deteriorating fiscal
outlooks and institutional quality, we have reduced exposure to
Egypt and Argentina. We remain underweight Turkey, Brazil,
and South Africa, though we added some to South Africa. We
maintain our structural underweight to low-beta, investment-
grade countries such as Malaysia, Saudi Arabia, and Peru,
which offer limited room for spread compression. However, we added exposure to some better-valued defensive markets, such as Uruguay and Panama.
We maintain a meaningful allocation to off-benchmark EM
corporate bonds, mostly within mainstream markets such as
Mexico and India. Corporate debt is positioned to benefit from recovering domestic growth and often offers higher yields,
greater diversification, and smaller drawdowns in periods of stress. Within the emerging markets corporate segment, we
tend to favor issuers in domestically oriented sectors—such as technology, media, and telecommunications and utilities—or
larger quasi-sovereigns, which are generally more liquid than traditional corporates and may benefit from explicit or implicit state support.
The fund at times holds small amounts of local currency-
denominated sovereign bonds and local currencies where the
relative value appears especially compelling versus debt
denominated in U.S. dollars. At the end of the period, total nondollar exposure accounted for less than 2% of the portfolio.
Depending on our outlook for a particular currency and the
costs involved, we may fully or partially hedge the currency exposure to reduce risk or opt not to hedge if a currency
appears to be poised to gain against the dollar.
What is portfolio management’s outlook?
Declining global rates volatility supported the EM debt asset class and led to some spread compression in the second half of the year. Exogenous risks, however, remain a cause for caution.
Idiosyncratic risks in a few markets combined with a global
central bank rate hiking cycle and slower global growth are
contributing to a challenging investment climate.
In terms of fundamentals, stressed fiscal conditions persist in some markets due to lingering effects of the coronavirus
pandemic, though strong export demand has supported fiscal
consolidation this year in many markets. Growth recoveries
have slowed in some markets as inflation pressures led to
tighter monetary policy and a less accommodative
environment for growth, though China's reopening could be
helpful.
CREDIT QUALITY DIVERSIFICATION
Based on net assets as of 12/31/2022.
Sources: Credit ratings for the securities held in the fund are provided by Moody’s, Standard & Poor’s, and Fitch and are
converted to the Standard & Poor’s nomenclature. A rating of
AAA represents the highest-rated securities, and a rating of D represents the lowest-rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price uses the rating of the underlying investment vehicle to determine the creditworthiness of credit default swaps. The fund is not rated by any agency.
T. ROWE PRICE Institutional Emerging Markets Bond Fund

EM debt continues to offer a substantial yield premium and
broadly sound fundamentals, making the asset class
compelling on a risk-adjusted basis relative to other credit sectors. While the portfolio manager expects volatility to
persist over the medium term, the investment team will look
to add as dislocations can create attractive entry points.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not
intended to be a forecast of future events and are no guarantee of future results.
T. ROWE PRICE Institutional Emerging Markets Bond Fund

RISK OF INTERNATIONAL BOND INVESTING
Funds that invest overseas generally carry more risk than
funds that invest strictly in U.S. assets, including unpredictable changes in currency values. Investments in emerging markets
are subject to abrupt and severe price declines and should be regarded as speculative. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.
Some countries also have legacies of hyperinflation, currency devaluations, and governmental interference in markets.
International investments are subject to currency risk, a
decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in
that currency. The overall impact on a fund's holdings can be significant and long-lasting depending on the currencies
represented in the portfolio, how each one appreciates or
depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are
unpredictable and it is not possible to effectively hedge the currency risks of many developing countries.
Bonds are also subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk , the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default
(fail to make timely payments of interest or principal),
potentially reducing the fund's income level and share price.
BENCHMARK INFORMATION
Note: Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The index is used with permission. The index may not be copied, used, or distributed without J.P. Morgan's prior written approval. Copyright 2023, J.P. Morgan Chase & Co. All rights reserved.
Note: Portions of the mutual fund information contained in
this report was supplied by Lipper, a Refinitiv Company,
subject to the following: Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of
Lipper content is expressly prohibited without the prior
written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
T. ROWE PRICE Institutional Emerging Markets Bond Fund

GROWTH OF $1 MILLION
This chart shows the value of a hypothetical $1 million investment in the fund over the past 10 fiscal year periods or since inception
(for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INSTITUTIONAL EMERGING MARKETS BOND FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and
(2) ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Institutional Emerging Markets
Bond Fund -17.39% -2.01% 1.30%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please contact a
T. Rowe Price representative at 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative) returns had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
Institutional Emerging Markets Bond Fund 0.70%
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.
T. ROWE PRICE Institutional Emerging Markets Bond Fund

INSTITUTIONAL EMERGING MARKETS BOND FUND
Beginning
Account
Value
7/1/22
Ending
Account
Value
12/31/22
Expenses
Paid During
Period*
7/1/22 to
12/31/22
Actual $1,000.00 $1,052.20 $3.62
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.68   3.57
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.70%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)
T. ROWE PRICE Institutional Emerging Markets Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 8.01 $ 8.56 $ 8.58 $ 8.04 $ 9.04
Investment activities
Net investment income
(1)(2)
0.33 0.37 0.40 0.46 0.42
Net realized and unrealized gain/loss (1.72) (0.54) (0.01) 0.54 (0.92)
Total from investment activities (1.39) (0.17) 0.39 1.00 (0.50)
Distributions
Net investment income (0.34) (0.38) (0.39) (0.45) (0.45)
Net realized gain – – – – (0.05)
Tax return of capital – –
(3)
(0.02) (0.01) –
Total distributions (0.34) (0.38) (0.41) (0.46) (0.50)
NET ASSET VALUE
End of period $ 6.28 $ 8.01 $ 8.56 $ 8.58 $ 8.04
Ratios/Supplemental Data
Total return
(2)(4)
(17.39)% (2.06)% 4.99% 12.68% (5.61)%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.70% 0.70% 0.70% 0.70% 0.70%
Net expenses after waivers/payments by Price
Associates 0.70% 0.70% 0.70% 0.70% 0.70%
Net investment income 5.04% 4.51% 5.02% 5.45% 4.93%
Portfolio turnover rate 43.1% 37.7% 58.0% 44.7% 41.1%
Net assets, end of period (in thousands) $ 358,016 $ 490,849 $ 441,677 $ 485,686 $ 425,745
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
T. ROWE PRICE Institutional Emerging Markets Bond Fund
December 31, 2022

Portfolio of
Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 1.5%
Government Bonds 1.5%
Republic of Albania, 3.50%, 6/16/27
(EUR)  1,960,000 1,879
Republic of Albania, 3.50%,
11/23/31 (EUR)  (1) 1,925,000 1,679
Republic of Albania, 3.50%,
11/23/31 (EUR)  2,270,000 1,980
Total Albania (Cost
$6,608
)
5,538
ANGOLA 2.1%
Government Bonds 2.1%
Republic of Angola, 8.00%,
11/26/29 (USD)  1,460,000 1,285
Republic of Angola, 8.25%, 5/9/28
(USD)  3,840,000 3,512
Republic of Angola, 8.75%, 4/14/32
(USD)  (1) 530,000 460
Republic of Angola, 9.125%,
11/26/49 (USD)  2,800,000 2,195
Total Angola (Cost
$7,405
)
7,452
ARGENTINA 0.9%
Government Bonds 0.9%
Republic of Argentina, STEP, 0.50%,
7/9/30 (USD)  1,610,121 438
Republic of Argentina, STEP, 1.50%,
7/9/35 (USD)  2,600,026 666
Republic of Argentina, STEP,
3.875%, 1/9/38 (USD)  7,020,959 2,239
Republic of Argentina, Series $GDP,
0.00%, 12/15/35 (USD)  (2)(3) 4,020,000 27
Total Argentina (Cost
$6,452
)
3,370
AZERBAIJAN 0.3%
Government Bonds 0.3%
Republic of Azerbaijan, 3.50%,
9/1/32 (USD)  1,300,000 1,087
Total Azerbaijan (Cost
$1,101
)
1,087
BAHAMAS 0.8%
Government Bonds 0.8%
Commonwealth of Bahamas, 6.00%,
11/21/28 (USD)  (1) 3,650,000 2,822
Total Bahamas (Cost
$3,774
)
2,822
BAHRAIN 3.2%
Government Bonds 3.2%
Kingdom of Bahrain, 5.625%,
5/18/34 (USD)  (1) 4,350,000 3,772
Kingdom of Bahrain, 6.75%,
9/20/29 (USD)  2,860,000 2,854
Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Bahrain, 7.00%,
10/12/28 (USD)  3,755,000 3,792
Kingdom of Bahrain, 7.50%,
9/20/47 (USD)  1,225,000 1,105
Total Bahrain (Cost
$12,418
)
11,523
BARBADOS 0.1%
Government Bonds 0.1%
Government of Barbados, 6.50%,
10/1/29 (USD)  (1) 275,000 256
Total Barbados (Cost
$278
)
256
BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 5.00%,
7/15/32 (USD)  1,800,000 1,792
Total Bermuda (Cost
$1,785
)
1,792
BRAZIL 1.9%
Convertible Bonds 0.3%
MercadoLibre, 2.00%, 8/15/28
(USD)  459,000 924
924
Corporate Bonds 1.0%
Cosan Overseas, 8.25% (USD)  (4) 430,000 431
Globo Comunicacao e
Participacoes, 4.875%, 1/22/30
(USD)  3,225,000 2,707
Globo Comunicacao e
Participacoes, 5.50%, 1/14/32
(USD)  (1) 500,000 427
3,565
Government Bonds 0.6%
Brazil Notas do Tesouro Nacional,
Series NTNF, 10.00%, 1/1/31  9,200,000 1,524
Republic of Brazil, 5.00%, 1/27/45
(USD)  823,000 612
2,136
Total Brazil (Cost
$7,329
)
6,625
CHILE 3.5%
Corporate Bonds 3.1%
AES Andes, VR, 6.35%, 10/7/79
(USD)  (1)(5) 725,000 669
AES Andes, VR, 7.125%, 3/26/79
(USD)  (1)(5) 2,625,000 2,502
Agrosuper, 4.60%, 1/20/32
(USD)  (1) 1,400,000 1,243
Banco Santander Chile, 3.177%,
10/26/31 (USD)  (1) 1,500,000 1,281
Celulosa Arauco y Constitucion,
4.20%, 1/29/30 (USD)  (1) 1,200,000 1,121
Celulosa Arauco y Constitucion,
5.15%, 1/29/50 (USD)  1,000,000 871
T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Empresa de los Ferrocarriles del
Estado, 3.068%, 8/18/50 (USD)  1,520,000 956
Empresa de Transporte de
Pasajeros Metro, 3.693%, 9/13/61
(USD)  (1) 800,000 549
Empresa de Transporte de
Pasajeros Metro, 4.70%, 5/7/50
(USD)  (1) 945,000 794
VTR Comunicaciones, 4.375%,
4/15/29 (USD)  (1) 2,010,000 1,180
11,166
Government Bonds 0.4%
Republic of Chile, 3.25%, 9/21/71
(USD)  1,200,000 743
Republic of Chile, 3.50%, 1/31/34
(USD)  310,000 265
Republic of Chile, 4.00%, 1/31/52
(USD)  350,000 271
1,279
Total Chile (Cost
$14,465
)
12,445
CHINA 1.2%
Corporate Bonds 0.2%
Health & Happiness H&H
International Holdings, 5.625%,
10/24/24 (USD)  1,000,000 889
889
Government Bonds 1.0%
People's Republic of China, Series
INBK, 3.27%, 11/19/30  7,600,000 1,130
People's Republic of China, Series
1916, 3.12%, 12/5/26  16,100,000 2,366
3,496
Total China (Cost
$4,733
)
4,385
COLOMBIA 4.7%
Corporate Bonds 1.8%
Banco Davivienda, VR, 6.65%
(USD)  (1)(4)(5) 1,975,000 1,526
Banco de Bogota, 6.25%, 5/12/26
(USD)  1,000,000 983
Bancolombia, VR, 4.625%,
12/18/29 (USD)  (5) 1,345,000 1,184
Ecopetrol, 4.625%, 11/2/31 (USD)  1,460,000 1,118
Ecopetrol, 5.875%, 5/28/45 (USD)  2,025,000 1,414
Ecopetrol, 6.875%, 4/29/30 (USD)  200,000 182
6,407
Government Bonds 2.8%
Republic of Colombia, 3.00%,
1/30/30 (USD)  2,075,000 1,593
Republic of Colombia, 3.125%,
4/15/31 (USD)  2,100,000 1,566
Republic of Colombia, 4.125%,
5/15/51 (USD)  1,455,000 876
Par/Shares $ Value
(Cost and value in $000s)
Republic of Colombia, 4.50%,
3/15/29 (USD)  425,000 369
Republic of Colombia, 5.00%,
6/15/45 (USD)  4,425,000 3,027
Republic of Colombia, 6.125%,
1/18/41 (USD)  2,320,000 1,853
Titulos De Tesoreria, Series B,
7.00%, 3/26/31  5,814,900,000 849
10,133
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC,
Acquisition date: 6/1/22, Cost $265
(USD)  (2)(6) † 262
262
Total Colombia (Cost
$19,545
)
16,802
DOMINICAN REPUBLIC 5.2%
Government Bonds 5.2%
Dominican Republic, 4.50%,
1/30/30 (USD)  (1) 3,345,000 2,860
Dominican Republic, 4.875%,
9/23/32 (USD)  (1) 4,055,000 3,381
Dominican Republic, 4.875%,
9/23/32 (USD)  5,950,000 4,961
Dominican Republic, 5.875%,
1/30/60 (USD)  5,200,000 3,834
Dominican Republic, 6.85%,
1/27/45 (USD)  4,250,000 3,706
Total Dominican Republic (Cost
$20,425
)
18,742
ECUADOR 1.7%
Government Bonds 1.7%
Republic of Ecuador, STEP, 2.50%,
7/31/35 (USD)  (1) 7,952,685 3,700
Republic of Ecuador, STEP, 2.50%,
7/31/35 (USD)  1,075,000 500
Republic of Ecuador, STEP, 5.50%,
7/31/30 (USD)  (1) 2,829,550 1,832
Total Ecuador (Cost
$8,629
)
6,032
EGYPT 1.5%
Government Bonds 1.5%
Arab Republic of Egypt, 5.875%,
2/16/31 (USD)  1,075,000 751
Arab Republic of Egypt, 6.588%,
2/21/28 (USD)  1,225,000 1,002
Arab Republic of Egypt, 7.903%,
2/21/48 (USD)  (1) 800,000 508
Arab Republic of Egypt, 8.50%,
1/31/47 (USD)  (1) 3,050,000 2,043
Arab Republic of Egypt, 8.50%,
1/31/47 (USD)  1,390,000 931
Total Egypt (Cost
$7,405
)
5,235
T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
EL SALVADOR 0.9%
Government Bonds 0.9%
Republic of El Salvador, 5.875%,
1/30/25 (USD)  3,565,000 2,338
Republic of El Salvador, 7.65%,
6/15/35 (USD)  1,945,000 793
Total El Salvador (Cost
$4,253
)
3,131
GHANA 0.5%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26
(USD)  700,000 598
598
Government Bonds 0.3%
Republic of Ghana, 8.625%, 4/7/34
(USD)  (7) 1,100,000 402
Republic of Ghana, 8.875%, 5/7/42
(USD)  (7) 230,000 83
Republic of Ghana, 10.75%,
10/14/30 (USD)  830,000 587
1,072
Total Ghana (Cost
$1,712
)
1,670
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%,
5/12/30 (USD)  143,414 127
Total Grenada (Cost
$132
)
127
GUATEMALA 1.1%
Government Bonds 1.1%
Republic of Guatemala, 4.875%,
2/13/28 (USD)  1,050,000 1,015
Republic of Guatemala, 4.90%,
6/1/30 (USD)  (1) 1,000,000 950
Republic of Guatemala, 5.25%,
8/10/29 (USD)  (1) 230,000 222
Republic of Guatemala, 5.375%,
4/24/32 (USD)  1,900,000 1,872
Total Guatemala (Cost
$4,279
)
4,059
INDIA 3.6%
Corporate Bonds 1.7%
ABJA Investment, 5.45%, 1/24/28
(USD)  1,170,000 1,144
Adani International Container
Terminal, 3.00%, 2/16/31 (USD)  2,250,000 1,765
Adani Ports & Special Economic
Zone, 4.20%, 8/4/27 (USD)  (1) 645,000 567
Adani Ports & Special Economic
Zone, 4.375%, 7/3/29 (USD)  400,000 336
Par/Shares $ Value
(Cost and value in $000s)
Bharti Airtel, 3.25%, 6/3/31
(USD)  (1) 1,540,000 1,304
Greenko Power II, 4.30%, 12/13/28
(USD)  1,098,250 922
6,038
Government Bonds 1.9%
Export-Import Bank of India, 2.25%,
1/13/31 (USD)  (1) 255,000 201
Export-Import Bank of India, 2.25%,
1/13/31 (USD)  3,300,000 2,607
Export-Import Bank of India, 3.25%,
1/15/30 (USD)  4,655,000 4,045
6,853
Total India (Cost
$14,802
)
12,891
INDONESIA 5.9%
Corporate Bonds 1.1%
Minejesa Capital, 5.625%, 8/10/37
(USD)  2,200,000 1,717
Pertamina Persero, 5.625%, 5/20/43
(USD)  920,000 847
Perusahaan Listrik Negara, 4.125%,
5/15/27 (USD)  1,000,000 962
Perusahaan Listrik Negara, 4.375%,
2/5/50 (USD)  (1) 400,000 300
Perusahaan Listrik Negara, 6.15%,
5/21/48 (USD)  300,000 286
4,112
Government Bonds 4.8%
Perusahaan Penerbit, 2.80%,
6/23/30 (USD)  8,150,000 7,141
Perusahaan Penerbit, 4.15%,
3/29/27 (USD)  2,995,000 2,943
Perusahaan Penerbit, 4.40%, 3/1/28
(USD)  200,000 198
Perusahaan Penerbit, 4.45%,
2/20/29 (USD)  1,800,000 1,776
Perusahaan Penerbit, 4.55%,
3/29/26 (USD)  1,350,000 1,352
Republic of Indonesia, 4.625%,
4/15/43 (USD)  2,425,000 2,217
Republic of Indonesia, 5.25%,
1/17/42 (USD)  1,500,000 1,478
17,105
Total Indonesia (Cost
$24,608
)
21,217
ISRAEL 0.4%
Corporate Bonds 0.4%
ICL Group, 6.375%, 5/31/38
(USD)  (1) 1,400,000 1,372
Total Israel (Cost
$1,513
)
1,372
T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
IVORY COAST 3.2%
Government Bonds 3.2%
Republic of Ivory Coast, 4.875%,
1/30/32 (EUR)  1,155,000 981
Republic of Ivory Coast, 6.125%,
6/15/33 (USD)  9,580,000 8,550
Republic of Ivory Coast, 6.625%,
3/22/48 (EUR)  2,760,000 2,096
Total Ivory Coast (Cost
$12,404
)
11,627
JAMAICA 0.5%
Corporate Bonds 0.2%
TransJamaican Highway, 5.75%,
10/10/36 (USD)  (1) 352,389 285
TransJamaican Highway, 5.75%,
10/10/36 (USD)  380,961 308
593
Government Bonds 0.3%
Government of Jamaica, 6.75%,
4/28/28 (USD)  1,100,000 1,169
1,169
Total Jamaica (Cost
$1,994
)
1,762
JORDAN 1.6%
Government Bonds 1.6%
Kingdom of Jordan, 5.85%, 7/7/30
(USD)  6,475,000 5,823
Total Jordan (Cost
$6,716
)
5,823
KAZAKHSTAN 1.1%
Corporate Bonds 1.1%
KazMunayGas National, 3.50%,
4/14/33 (USD)  1,200,000 896
KazMunayGas National, 5.75%,
4/19/47 (USD)  3,685,000 2,873
KazMunayGas National, 6.375%,
10/24/48 (USD)  215,000 179
Total Kazakhstan (Cost
$5,354
)
3,948
KUWAIT 0.3%
Corporate Bonds 0.3%
MEGlobal Canada, 5.875%, 5/18/30
(USD)  (1) 245,000 247
MEGlobal Canada, 5.875%, 5/18/30
(USD)  800,000 807
Total Kuwait (Cost
$1,150
)
1,054
MEXICO 8.3%
Corporate Bonds 4.0%
America Movil, 5.375%, 4/4/32
(USD)  (1) 1,200,000 1,085
Par/Shares $ Value
(Cost and value in $000s)
Axtel, 6.375%, 11/14/24 (USD)  (1) 505,000 416
Banco Mercantil del Norte, VR,
7.625% (USD)  (4)(5) 500,000 469
Banco Mercantil del Norte, VR,
8.375% (USD)  (4)(5) 1,075,000 1,067
BBVA Bancomer, VR, 5.125%,
1/18/33 (USD)  (5) 2,975,000 2,675
BBVA Bancomer, VR, 5.875%,
9/13/34 (USD)  (5) 750,000 694
Cemex, 5.45%, 11/19/29 (USD)  700,000 673
Cometa Energia, 6.375%, 4/24/35
(USD)  (1) 1,328,350 1,276
Infraestructura Energetica Nova,
4.75%, 1/15/51 (USD)  1,375,000 1,041
Mexico City Airport Trust, 5.50%,
7/31/47 (USD)  6,053,000 4,675
Petroleos Mexicanos, 6.84%,
1/23/30 (USD)  270,000 224
14,295
Government Bonds 4.3%
Petroleos Mexicanos, 4.50%,
1/23/26 (USD)  3,400,000 3,072
Petroleos Mexicanos, 5.50%,
6/27/44 (USD)  1,860,000 1,096
Petroleos Mexicanos, 5.625%,
1/23/46 (USD)  3,460,000 2,020
Petroleos Mexicanos, 6.50%,
3/13/27 (USD)  2,875,000 2,629
Petroleos Mexicanos, 6.50%, 6/2/41
(USD)  4,280,000 2,795
Petroleos Mexicanos, 8.75%, 6/2/29
(USD)  2,830,000 2,658
Petroleos Mexicanos, Series 13-2,
7.19%, 9/12/24  2,700,000 129
United Mexican States, Series M,
7.75%, 5/29/31  19,500,000 927
15,326
Total Mexico (Cost
$34,245
)
29,621
MONGOLIA 0.2%
Government Bonds 0.2%
State of Mongolia, 4.45%, 7/7/31
(USD)  1,126,000 879
Total Mongolia (Cost
$931
)
879
MOROCCO 2.4%
Government Bonds 2.4%
Kingdom of Morocco, 3.00%,
12/15/32 (USD)  (1) 1,300,000 1,039
Kingdom of Morocco, 3.00%,
12/15/32 (USD)  3,120,000 2,495
Kingdom of Morocco, 4.00%,
12/15/50 (USD)  7,225,000 4,974
Total Morocco (Cost
$9,670
)
8,508
T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NIGERIA 0.6%
Government Bonds 0.6%
Republic of Nigeria, 7.875%,
2/16/32 (USD)  2,950,000 2,233
Total Nigeria (Cost
$2,094
)
2,233
OMAN 4.2%
Corporate Bonds 0.4%
OmGrid Funding, 5.196%, 5/16/27
(USD)  500,000 481
Oryx Funding, 5.80%, 2/3/31
(USD)  (1) 200,000 191
Oryx Funding, 5.80%, 2/3/31 (USD)  700,000 670
1,342
Government Bonds 3.8%
Sultanate of Oman, 4.75%, 6/15/26
(USD)  900,000 872
Sultanate of Oman, 5.375%, 3/8/27
(USD)  6,255,000 6,139
Sultanate of Oman, 5.625%,
1/17/28 (USD)  1,400,000 1,386
Sultanate of Oman, 6.25%, 1/25/31
(USD)  (1) 710,000 717
Sultanate of Oman, 6.50%, 3/8/47
(USD)  3,060,000 2,799
Sultanate of Oman, 6.75%, 10/28/27
(USD)  1,700,000 1,765
13,678
Total Oman (Cost
$15,377
)
15,020
PAKISTAN 0.2%
Government Bonds 0.2%
Islamic Republic of Pakistan,
7.875%, 3/31/36 (USD)  1,936,000 699
Total Pakistan (Cost
$2,057
)
699
PANAMA 2.0%
Corporate Bonds 0.6%
Aeropuerto Internacional de
Tocumen, 4.00%, 8/11/41 (USD)  (1) 520,000 429
Banco General, VR, 5.25% (USD)  (1)
(4)(5) 905,000 750
Banco Nacional de Panama, 2.50%,
8/11/30 (USD)  (1) 1,105,000 888
2,067
Government Bonds 1.4%
Republic of Panama, 2.252%,
9/29/32 (USD)  4,650,000 3,461
Republic of Panama, 4.50%,
1/19/63 (USD)  1,750,000 1,239
Par/Shares $ Value
(Cost and value in $000s)
Republic of Panama, 6.40%,
2/14/35 (USD)  500,000 509
5,209
Total Panama (Cost
$8,386
)
7,276
PARAGUAY 1.4%
Corporate Bonds 0.3%
Telefonica Celular del Paraguay,
5.875%, 4/15/27 (USD)  (1) 1,005,000 975
975
Government Bonds 1.1%
Republic of Paraguay, 4.95%,
4/28/31 (USD)  (1) 840,000 815
Republic of Paraguay, 5.40%,
3/30/50 (USD)  3,655,000 3,163
3,978
Total Paraguay (Cost
$5,758
)
4,953
PERU 1.4%
Corporate Bonds 0.2%
Lima Metro Line 2 Finance, 5.875%,
7/5/34 (USD)  307,518 299
Nexa Resources, 5.375%, 5/4/27
(USD)  575,000 542
841
Government Bonds 1.2%
Republic of Peru, 2.78%, 12/1/60
(USD)  3,010,000 1,766
Republic of Peru, 3.30%, 3/11/41
(USD)  1,400,000 1,023
Republic of Peru, 3.55%, 3/10/51
(USD)  590,000 422
Republic of Peru, 6.15%, 8/12/32  3,800,000 882
4,093
Total Peru (Cost
$6,437
)
4,934
PHILIPPINES 1.8%
Corporate Bonds 1.0%
Globe Telecom, 3.00%, 7/23/35
(USD)  1,600,000 1,165
International Container Terminal
Services, 4.75%, 6/17/30 (USD)  1,160,000 1,021
Manila Water, 4.375%, 7/30/30
(USD)  1,600,000 1,365
3,551
Government Bonds 0.8%
Republic of Philippines, 2.65%,
12/10/45 (USD)  4,175,000 2,824
2,824
Total Philippines (Cost
$8,257
)
6,375
T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
QATAR 2.8%
Corporate Bonds 1.2%
Qatar Energy, 2.25%, 7/12/31
(USD)  (1) 1,210,000 1,005
Qatar Energy, 2.25%, 7/12/31 (USD)  2,500,000 2,075
Qatar Energy, 3.125%, 7/12/41
(USD)  (1) 1,760,000 1,359
4,439
Government Bonds 1.6%
State of Qatar, 4.40%, 4/16/50
(USD)  1,550,000 1,422
State of Qatar, 4.817%, 3/14/49
(USD)  4,200,000 4,097
5,519
Total Qatar (Cost
$13,105
)
9,958
ROMANIA 1.5%
Government Bonds 1.5%
Republic of Romania, 2.875%,
4/13/42 (EUR)  (1) 610,000 368
Republic of Romania, 3.00%,
2/14/31 (USD)  710,000 562
Republic of Romania, 3.375%,
1/28/50 (EUR)  2,935,000 1,820
Republic of Romania, 4.00%,
2/14/51 (USD)  (1) 926,000 618
Republic of Romania, 4.00%,
2/14/51 (USD)  3,018,000 2,015
Total Romania (Cost
$7,816
)
5,383
SAUDI ARABIA 2.1%
Government Bonds 2.1%
Kingdom of Saudi Arabia, 3.25%,
10/26/26 (USD)  1,900,000 1,818
Kingdom of Saudi Arabia, 3.45%,
2/2/61 (USD)  (1) 1,265,000 909
Kingdom of Saudi Arabia, 3.75%,
1/21/55 (USD)  500,000 395
Kingdom of Saudi Arabia, 4.50%,
4/22/60 (USD)  (1) 585,000 521
Kingdom of Saudi Arabia, 5.00%,
4/17/49 (USD)  1,150,000 1,086
Saudi Arabian Oil, 3.50%, 4/16/29
(USD)  1,800,000 1,657
Saudi Arabian Oil, 4.25%, 4/16/39
(USD)  1,250,000 1,122
Total Saudi Arabia (Cost
$8,594
)
7,508
SENEGAL 2.2%
Government Bonds 2.2%
Republic of Senegal, 6.25%,
5/23/33 (USD)  9,325,000 7,734
Total Senegal (Cost
$8,352
)
7,734
Par/Shares $ Value
(Cost and value in $000s)
SERBIA 1.1%
Government Bonds 1.1%
Republic of Serbia, 2.125%, 12/1/30
(USD)  5,450,000 3,935
Total Serbia (Cost
$4,830
)
3,935
SINGAPORE 0.1%
Convertible Bonds 0.1%
Sea, 0.25%, 9/15/26 (USD)  445,000 330
Total Singapore (Cost
$378
)
330
SOUTH AFRICA 1.7%
Government Bonds 1.7%
Republic of South Africa, 5.65%,
9/27/47 (USD)  3,070,000 2,267
Republic of South Africa, 5.875%,
4/20/32 (USD)  1,600,000 1,449
Republic of South Africa, 6.25%,
3/8/41 (USD)  450,000 386
Republic of South Africa, 7.30%,
4/20/52 (USD)  2,280,000 1,975
Total South Africa (Cost
$6,824
)
6,077
SRI LANKA 0.9%
Corporate Bonds 0.1%
SriLankan Airlines, 7.00%, 6/25/24
(USD)  845,000 376
376
Government Bonds 0.8%
Republic of Sri Lanka, 6.125%,
6/3/25 (USD)  (2)(7) 2,300,000 753
Republic of Sri Lanka, 6.825%,
7/18/26 (USD)  (7) 200,000 64
Republic of Sri Lanka, 6.85%,
11/3/25 (USD)  (2)(7) 5,950,000 1,919
2,736
Total Sri Lanka (Cost
$6,652
)
3,112
SUPRANATIONAL 0.3%
Government Bonds 0.3%
International Bank for
Reconstruction & Development,
0.00% , 3/31/27 (USD)  1,175,000 1,004
Total Supranational (Cost
$1,009
)
1,004
SURINAME 0.8%
Government Bonds 0.8%
Republic of Suriname, 9.25%,
10/26/26 (USD)  (2)(7) 2,859,000 2,310
T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Suriname, 12.875%,
12/30/23 (USD)  (1)(2)(7) 325,000 261
Republic of Suriname, 12.875%,
12/30/23 (USD)  (2)(7) 200,000 161
Total Suriname (Cost
$2,625
)
2,732
TANZANIA 0.3%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  400,000 301
301
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25
(USD)  (1) 810,000 753
753
Total Tanzania (Cost
$1,226
)
1,054
THAILAND 1.2%
Corporate Bonds 1.2%
Bangkok Bank, VR, 3.466%,
9/23/36 (USD)  (1)(5) 880,000 690
Bangkok Bank, VR, 3.733%,
9/25/34 (USD)  (5) 1,500,000 1,257
Thaioil Treasury Center, 3.50%,
10/17/49 (USD)  (1) 965,000 579
Thaioil Treasury Center, 3.50%,
10/17/49 (USD)  3,125,000 1,877
Total Thailand (Cost
$5,887
)
4,403
TURKEY 1.9%
Government Bonds 1.9%
Republic of Turkey, 4.25%, 4/14/26
(USD)  3,050,000 2,725
Republic of Turkey, 5.95%, 1/15/31
(USD)  1,200,000 997
Republic of Turkey, 6.00%, 1/14/41
(USD)  2,600,000 1,894
Republic of Turkey, 8.60%, 9/24/27
(USD)  1,150,000 1,155
Republic of Turkey, 9.875%, 1/15/28
(USD)  200,000 208
Total Turkey (Cost
$7,940
)
6,979
UKRAINE 0.0%
Government Bonds 0.0%
Government of Ukraine, FRN,
1.258%, 8/1/41 (USD)  (1)(2)(3) 485,000 141
Total Ukraine (Cost
$318
)
141
UNITED ARAB EMIRATES 1.8%
Corporate Bonds 1.8%
Abu Dhabi Ports, 2.50%, 5/6/31
(USD)  1,900,000 1,585
Par/Shares $ Value
(Cost and value in $000s)
DP World Crescent, 3.875%,
7/18/29 (USD)  1,950,000 1,828
Emirates NBD Bank, VR, 6.125%
(USD)  (4)(5) 1,100,000 1,087
Ruwais Power, 6.00%, 8/31/36
(USD)  1,770,000 1,823
6,323
Government Bonds 0.0%
Emirate of Dubai, 3.90%, 9/9/50
(USD)  230,000 166
166
Total United Arab Emirates (Cost
$7,497
)
6,489
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming  (2)(8) 5,890 —
Mriya Farming, Recovery
Certificates (EUR)  (2)(8) 488,383 —
Total United Kingdom (Cost
$–
)
—
UNITED STATES 0.4%
Corporate Bonds 0.4%
Citgo Holding, 9.25%, 8/1/24  (1) 650,000 652
LCPR Senior Secured Financing,
5.125%, 7/15/29  (1) 1,045,000 867
Total United States (Cost
$1,722
)
1,519
URUGUAY 0.5%
Government Bonds 0.5%
Oriental Republic of Uruguay,
5.75%, 10/28/34 (USD)  1,580,000 1,712
Total Uruguay (Cost
$1,669
)
1,712
UZBEKISTAN 1.2%
Government Bonds 1.2%
Republic of Uzbekistan, 3.90%,
10/19/31 (USD)  (1) 1,596,000 1,317
Republic of Uzbekistan, 3.90%,
10/19/31 (USD)  1,930,000 1,592
Republic of Uzbekistan, 5.375%,
2/20/29 (USD)  1,640,000 1,524
Total Uzbekistan (Cost
$4,910
)
4,433
VENEZUELA 1.0%
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%,
4/10/18 (USD)  (2)(7) 800,000 14
14
Government Bonds 1.0%
Petroleos de Venezuela, 5.375%,
4/12/27 (USD)  (2)(7) 3,600,000 175
T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Petroleos de Venezuela, 6.00%,
5/16/24 (USD)  (2)(7) 10,960,000 562
Petroleos de Venezuela, 6.00%,
11/15/26 (USD)  (2)(7) 2,950,000 144
Petroleos de Venezuela, 8.50%,
10/27/23 (USD)  (2)(7) 2,355,500 465
Petroleos de Venezuela, 9.00%,
11/17/23 (USD)  (2)(7) 24,590,000 1,199
Petroleos de Venezuela, 9.75%,
5/17/35 (USD)  (2)(7) 985,000 50
Petroleos de Venezuela, 12.75%,
2/17/23 (USD)  (2)(7) 3,430,000 167
Republic of Venezuela, 6.00%,
12/9/23 (USD)  (2)(7) 3,350,000 235
Republic of Venezuela, 7.75%,
10/13/23 (USD)  (2)(7) 3,600,000 288
Republic of Venezuela, 9.25%,
9/15/27 (USD)  (2)(7) 1,000,000 95
Republic of Venezuela, 11.75%,
10/21/26 (USD)  (2)(7) 1,500,000 139
Republic of Venezuela, 11.95%,
8/5/31 (USD)  (2)(7) 800,000 76
Republic of Venezuela, 12.75%,
8/23/23 (USD)  (2)(7) 550,000 45
3,640
Total Venezuela (Cost
$25,116
)
3,654
VIETNAM 0.2%
Corporate Bonds 0.2%
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD)  (1) 315,000 263
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD)  550,000 458
Total Vietnam (Cost
$874
)
721
ZAMBIA 0.6%
Government Bonds 0.6%
Republic of Zambia, 5.375%,
9/20/23 (USD)  (2)(7) 5,029,000 2,117
Total Zambia (Cost
$3,073
)
2,117
SHORT-TERM INVESTMENTS 5.1%
Money Market Funds 5.1%
T. Rowe Price Government Reserve
Fund, 4.30%  (9)(10) 18,094,797 18,095
Total Short-Term Investments
(Cost $18,095) 18,095
Total Investments in Securities
98.4% of Net Assets
(Cost $432,993) $ 352,375
T. ROWE PRICE Institutional Emerging Markets Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $58,937 and represents
16.5% of net assets.
(2) Non-income producing
(3) GDP-linked note provides for contingent payments linked to the gross domestic product of the country presented; par reflects notional and will not be paid over the life or at maturity.
(4) Perpetual security with no stated maturity date.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $262 and represents 0.1% of net assets.
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) See Note 2. Level 3 in fair value hierarchy.
(9) Seven-day yield
(10) Affiliated Companies
BRL Brazilian Real
CNH Offshore China Renminbi
COP Colombian Peso
EUR Euro
FRN Floating Rate Note
MXN Mexican Peso
PEN Peruvian New Sol
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
T. ROWE PRICE Institutional Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 1/19/23 USD 474 PEN 1,864 $ (16)
BNP Paribas 2/24/23 USD 647 EUR 613 (11)
BNP Paribas 3/2/23 USD 979 BRL 5,311 (16)
BNP Paribas 3/10/23 USD 911 COP 4,493,368 (3)
Citibank 1/13/23 USD 1,788 CNH 12,893 (77)
Goldman Sachs 1/13/23 USD 931 MXN 18,314 (6)
HSBC Bank 1/13/23 USD 1,235 CNH 8,860 (47)
JPMorgan Chase 1/13/23 USD 555 CNH 4,003 (24)
JPMorgan Chase 1/13/23 USD 131 MXN 2,665 (6)
Morgan Stanley 1/19/23 USD 387 PEN 1,525 (14)
Morgan Stanley 2/24/23 EUR 821 USD 877 5
Morgan Stanley 2/24/23 USD 3,906 EUR 3,748 (122)
Morgan Stanley 3/2/23 USD 520 BRL 2,860 (16)
State Street 2/24/23 USD 7,923 EUR 7,610 (254)
UBS Investment Bank 2/24/23 EUR 410 USD 431 10
Net unrealized gain (loss) on open forward
currency exchange contracts $ (597)
T. ROWE PRICE Institutional Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 306 U.S. Treasury Notes ten year contracts 3/23 (34,363) $ 93
Long, 89 Ultra U.S. Treasury Bonds contracts 3/23 11,954 (355)
Net payments (receipts) of variation margin to date 263
Variation margin receivable (payable) on open futures contracts $ 1
T. ROWE PRICE Institutional Emerging Markets Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ —# $ — $ 236+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government Reserve Fund, 4.30% $ 23,980  ¤   ¤ $ 18,095^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $236 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $18,095.
T. ROWE PRICE Institutional Emerging Markets Bond Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $432,993) $ 352,375
Interest receivable 5,588
Receivable for shares sold 474
Foreign currency (cost $363) 362
Cash deposits on futures contracts 297
Unrealized gain on forward currency exchange contracts 15
Variation margin receivable on futures contracts 1
Other assets 96
Total assets 359,208
Liabilities
Unrealized loss on forward currency exchange contracts 612
Payable for investment securities purchased 254
Investment management and administrative fees payable 237
Payable for shares redeemed 70
Other liabilities 19
Total liabilities 1,192
NET ASSETS $ 358,016
Net Assets Consist of:
Total distributable earnings (loss) $ (153,251)
Paid-in capital applicable to 57,013,698 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 511,267
NET ASSETS $ 358,016
NET ASSET VALUE PER SHARE $ 6.28
T. ROWE PRICE Institutional Emerging Markets Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $4) $ 22,691
Dividend 236
Total income 22,927
Expenses
Investment management and administrative expense 2,802
Net investment income 20,125
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (58,398)
Futures (671)
Swaps (297)
Forward currency exchange contracts 2,273
Foreign currency transactions (37)
Net realized loss (57,130)
Change in net unrealized gain / loss
Securities (48,211)
Futures (492)
Swaps (12)
Forward currency exchange contracts (741)
Other assets and liabilities denominated in foreign currencies 22
Change in net unrealized gain / loss (49,434)
Net realized and unrealized gain / loss (106,564)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (86,439)
T. ROWE PRICE Institutional Emerging Markets Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 20,125 $ 21,051
Net realized gain (loss) (57,130) 4,229
Change in net unrealized gain / loss (49,434) (34,557)
Decrease in net assets from operations (86,439) (9,277)
Distributions to shareholders
Net earnings (20,522) (21,083)
Tax return of capital – (187)
Decrease in net assets from distributions (20,522) (21,270)
Capital share transactions
*
Shares sold 59,935 89,606
Distributions reinvested 19,989 20,388
Shares redeemed (105,796) (30,275)
Increase (decrease) in net assets from capital share transactions (25,872) 79,719
Net Assets
Increase (decrease) during period (132,833) 49,172
Beginning of period 490,849 441,677
End of period $ 358,016 $ 490,849
*Share information (000s)
Shares sold 9,059 10,872
Distributions reinvested 3,077 2,472
Shares redeemed (16,394) (3,665)
Increase (decrease) in shares outstanding (4,258) 9,679
T. ROWE PRICE Institutional Emerging Markets Bond Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Global Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Institutional Emerging Markets Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income and capital appreciation.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date.
Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-
cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the
Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR),
and other interbank-offered based reference rates, through December 31, 2022. In December, 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial statements.
T. ROWE PRICE Institutional Emerging Markets Bond Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.
securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
T. ROWE PRICE Institutional Emerging Markets Bond Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 334,018 $ — $ 334,018
Common Stocks — — — —
Private Investment Company
2
— — — 262
Short-Term Investments 18,095 — — 18,095
Total Securities 18,095 334,018 — 352,375
Forward Currency Exchange Contracts — 15 — 15
Futures Contracts* 93 — — 93
Total $ 18,188 $ 334,033 $ — $ 352,483
Liabilities
Forward Currency Exchange Contracts $ — $ 612 $ — $ 612
Futures Contracts* 355 — — 355
Total $ 355 $ 612 $ — $ 967
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent)
practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
T. ROWE PRICE Institutional Emerging Markets Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 93
Foreign exchange derivatives Forwards 15
*
Total $ 108
*
Liabilities
Interest rate derivatives Futures $ 355
Foreign exchange derivatives Forwards 612
Total $ 967
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
T. ROWE PRICE Institutional Emerging Markets Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
December 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled.
ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted
in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (671) $ — $ — $ (671)
Foreign exchange derivatives — 2,273 — 2,273
Credit derivatives — — (297) (297)
Total $ (671) $ 2,273 $ (297) $ 1,305
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (492) $ — $ — $ (492)
Foreign exchange derivatives — (741) — (741)
Credit derivatives — — (12) (12)
Total $ (492) $ (741) $ (12) $ (1,245)
T. ROWE PRICE Institutional Emerging Markets Bond Fund

in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of
December 31, 2022, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of December 31, 2022, cash of $297,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended
December 31, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 2% and
6% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 12% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities;
to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or
T. ROWE PRICE Institutional Emerging Markets Bond Fund

received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 4% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries.
These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Investment in Bona Fide Investments Feeder LLC  The fund invested in Bona Fide Investments Feeder LLC (Bona Fide
Investments Feeder), a private alternative debt investment fund offered by Gramercy Funds Management LLC (Gramercy). Bona
Fide Investments Feeder invests in the Bona Fide Investment Holdings LLC (underlying fund) which provides the fund exposure to alternative investments by acquiring sentencias (underlying interests), obligations owed to individual holders by the government of the Republic of Colombia that have been converted from judgments against various Colombian governmental agencies. Bona Fide
Investments Feeder’s concentration of investments in sentencias through the underlying fund may expose it to greater risk than if its investments were spread across a large variety of investment instruments. In addition, Colombia has experienced and may in the future experience political and economic instability, which may increase the risk of investment loss. Bona Fide Investments Feeder, and the
T. ROWE PRICE Institutional Emerging Markets Bond Fund

underlying fund, are not subject to the same regulatory requirements as an open-end mutual fund, and, therefore, the investments and related valuations may not be transparent. Ownership interests in Bona Fide Investments Feeder are not transferable and do not have redemption rights. In addition, the fund is subject to a 15-month commitment period after acquisition. These restrictions are subject to change at the sole discretion of Gramercy. Following the expiration of the commitment period, distributions attributable to the underlying interests, if any, will be received by the fund. As of December 31, 2022, the remaining restriction period on this investment was 8 months and the fund had a remaining unfunded commitment of $265,000.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR).
While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $163,449,000 and $179,314,000, respectively, for the year ended December 31, 2022.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency losses.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains, if any) $ 20,522 $ 21,083
Return of capital — 187
Total distributions $ 20,522 $ 21,270
T. ROWE PRICE Institutional Emerging Markets Bond Fund

At December 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the accrual of income on troubled debt issues. The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and
Price Associates provides for an all-inclusive annual fee equal to 0.70% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the funds.
T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-
disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
($000s)
Cost of investments $ 435,991
Unrealized appreciation $ 1,306
Unrealized depreciation (84,944)
Net unrealized appreciation (depreciation) $ (83,638)
($000s)
Overdistributed ordinary income $ (1,680)
Net unrealized appreciation (depreciation) (83,638)
Loss carryforwards and deferrals (67,933)
Total distributable earnings (loss) $ (153,251)
T. ROWE PRICE Institutional Emerging Markets Bond Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the year ended December 31, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
T. ROWE PRICE Institutional Emerging Markets Bond Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Global Funds, Inc. and Shareholders of T. Rowe Price Institutional Emerging Markets Bond
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price
Institutional Emerging Markets Bond Fund (one of the funds constituting T. Rowe Price Global Funds, Inc., referred to hereafter as the
"Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.
T. ROWE PRICE Institutional Emerging Markets Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $1,625,000 from short-term capital gains.
For shareholders subject to interest expense deduction limitation under Section 163(j), $18,510,000 of the fund’s income qualifies as a
Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
T. ROWE PRICE Institutional Emerging Markets Bond Fund

APPROVAL OF SUBADVISORY AGREEMENT
At a meeting held on July 25, 2022 (Meeting), the fund’s Board of Directors (Board) considered the initial approval of an investment subadvisory agreement (Subadvisory Contract) that T. Rowe Price Associates, Inc. (Adviser), entered into with T. Rowe Price International Ltd
(Subadviser) on behalf of the fund. The Subadvisory Contract authorizes the Subadviser to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the Subadvisory Contract will be substantially similar to other subadvisory agreements that are in place for other T. Rowe Price funds that delegate investment management responsibilities to affiliated investment advisers and that the Adviser will retain oversight responsibilities with respect to the fund. The Board also noted that the new subadvisory arrangement will not change the total advisory fees paid by the fund. However, under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of
the advisory fees that the Adviser receives from the fund.
At the Meeting, the Board reviewed materials relevant to its consideration of the proposed Subadvisory Contract. Each year, the Board considers the continuation of the investment management agreement (Advisory Contract) between the fund and the Adviser. The fund’s
Advisory Contract was most recently approved by the Board at a meeting held on March 7–8, 2022 (March Meeting). A discussion of the basis for the Board’s approval of the Advisory Contract is included in the fund’s semiannual shareholder report for the period ended June 30,
2022. The factors considered by the Board at the Meeting in connection with approval of the proposed Subadvisory Contract were substantially similar to the factors considered at the March Meeting in connection with the approval to continue the Advisory Contract. The independent directors were assisted in their evaluation of the Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the Meeting, the Board, including all of the fund’s independent directors, approved the Subadvisory Contract between the Adviser and Subadviser on behalf of the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the Subadvisory Contract effective September 1, 2022.
T. ROWE PRICE Institutional Emerging Markets Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the
LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
T. ROWE PRICE Institutional Emerging Markets Bond Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs.
The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
INTERESTED  DIRECTORS
(a)
Name (Year of Birth)
Year Elected [Number of
T. Rowe Price Portfolios
Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
Teresa Bryce Bazemore (1959)
2018 [205]
President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); President,
Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director,
Chimera Investment Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to present); Director,
Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018 [0]
President, The Johns Hopkins University and Professor, Political Science Department, The Johns Hopkins
University (2009 to present); Director, Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc. (2020 to present)
Bruce W. Duncan (1951)
2013 [205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chief Executive Officer and Director
(2009 to 2016), Chair of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chair of the Board (2005 to 2016) and Director (1999 to 2016), Starwood
Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to
present); Director, Boston Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr. (1952)
2012 [205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)
Paul F. McBride (1956)
2013 [205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021 [205]
Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive
Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March 2020); Director,
Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name (Year of Birth)
Year Elected [Number of T. Rowe
Price Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the
Past Five Years
David Oestreicher (1967)
2018 [205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment
Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price
International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and
T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group,
Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal
Executive Officer and Executive Vice President, all funds
Robert W. Sharps, CFA, CPA
(b)
(1971)
2017 [0]
Director and Vice President, T. Rowe Price; Director, Price Investment Management; Chief Executive Officer and
President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company; Vice President, Global Funds
Eric L. Veiel, CFA (1972)
2022 [205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company; Vice President, Global Funds
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price Funds.
T. ROWE PRICE Institutional Emerging Markets Bond Fund

OFFICERS
Name (Year of Birth)
Position Held With Global Funds Principal Occupation(s)
Ulle Adamson, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Malik S. Asif (1981)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Harishankar Balkrishna (1983)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Peter J. Bates, CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Oliver D.M. Bell (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President, T. Rowe Price and Price
Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments LLC and AST Investment
Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to 2022); Vice President
and Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS
(to 2019); Senior Vice President and Senior Counsel, Pacific Investment
Management Company LLC (to 2017)
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Archibald Ciganer, CFA (1976)
Vice President
Director and Vice President, Price Japan; Vice President, T. Rowe Price
Group, Inc.
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price, T. Rowe Price Group, Inc.,
Price International, and T. Rowe Price Trust Company
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International; formerly,
Associate, Equity Research, Deutsche Bank (to 2018)
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
T. ROWE PRICE Institutional Emerging Markets Bond Fund

Name (Year of Birth)
Position Held With Global Funds Principal Occupation(s)
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and Treasurer
Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management, T. Rowe Price, Price
International, and T. Rowe Price Trust Company
Paul D. Greene II (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Benjamin Griffiths, CFA (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director, Invesco Ltd. (to 2021);
Vice President, Oppenheimer Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly,
Managing Director, Jeffries Financial Group (to 2018)
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Arif Husain, CFA (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price Group, Inc., and Price
International
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Andrew J. Keirle (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)
T. ROWE PRICE Institutional Emerging Markets Bond Fund

Name (Year of Birth)
Position Held With Global Funds Principal Occupation(s)
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Anh Lu (1968)
Vice President
Vice President, Price Hong Kong and T. Rowe Price Group, Inc.
Sebastien Mallet (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price Group, Inc.
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Tobias F. Mueller, CFA (1980)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Sudhir Nanda, Ph.D., CFA (1959)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Joshua Nelson (1977)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., Price International,
and T. Rowe Price Trust Company
Jason Nogueira, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Kenneth A. Orchard (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Oluwaseun Oyegunle, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., and T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Bin Shen, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
John C.A. Sherman (1969)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Gabriel Solomon (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price
Trust Company
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe Price Group, Inc.; Director
and Vice President, Price International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)
T. ROWE PRICE Institutional Emerging Markets Bond Fund

Name (Year of Birth)
Position Held With Global Funds Principal Occupation(s)
Rupinder Vig (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Verena E. Wachnitz, CFA (1978)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice President, Price Investment
Management; Vice President, T. Rowe Price, T. Rowe Price Group, Inc.,
T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc.,
and T. Rowe Price Trust Company
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price International
Ernest C. Yeung, CFA (1979)
Vice President
Director and Vice President, Price Hong Kong; Vice President, T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.
OFFICERS (CONTINUED)
100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202302-2582651 E163-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$36,495	$35,530
Audit-Related Fees	-	-
Tax Fees	-	4,217
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023